Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have adopted (i) an employee equity award grant policy that governs the grant of equity awards to our employees, including the named executive officers, and (ii) a non-employee director compensation policy that governs the compensation package provided to our non-employee directors, including equity grants to non-employee directors. Under our employee equity award grant policy, new hire and retention/promotion equity grants, if any, to employees become effective on the second Wednesday of the month (or the first business day thereafter if such second Wednesday is a holiday) immediately following the month of the new hire start date or retention notification/promotion date, as applicable, subject to approval by our board of directors, the compensation committee or their delegate(s). Annual equity grants, if any, to existing employees, including our executive officers, will be effective on the first trading day in February of the year in which such annual grant is approved by our board of directors, the compensation committee or their delegate(s), as applicable; provided, that such grants shall not be effective prior to such approval. Under our non-employee director compensation policy, our non-employee directors receive initial and annual stock option grants, at the time of a director’s appointment or election to the board and at the time of each annual meeting of our stockholders, respectively.

It is the policy of our board of directors and our compensation committee to not take material non-public information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. During 2025, we did not grant any stock options, stock appreciation rights or similar option-like instruments to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that discloses material non-public information.

Award Timing Method	Annual equity grants, if any, to existing employees, including our executive officers, will be effective on the first trading day in February of the year in which such annual grant is approved by our board of directors, the compensation committee or their delegate(s), as applicable; provided, that such grants shall not be effective prior to such approval.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false